Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Reconciliation of Principal Balances of Debt Obligations to the Balance Sheet
The Company’s long-term debt obligations consist of the following:

	December 31, 2023
($ in millions)	Principal	Debt issuance cost, net	Total
6.500% Senior Secured U.S. Dollar Notes due February 2025	500	(1)	499
4.125% Senior Secured U.S. Dollar Notes due April 2026	750	(3)	747
3.500% Senior Secured Euro Notes due June 2026	829	(3)	826
6.250% Senior Secured U.S. Dollar Notes due January 2027	750	(3)	747
2.375% Senior Secured Euro Notes due April 2028	553	(3)	550
5.250% Senior Secured U.S. Dollar Notes due January 2029	750	(5)	745
Senior Secured Notes	4,131	(18)	4,113

Euro Term Loan Facilities due January 2027	884	(8)	876
Euro Revolving Credit Facility B due July 2027	467	(9)	458
U.S. Dollar Revolving Credit Facility A due July 2027	216	(9)	207
Long-term debt, less current portion	5,699	(44)	5,655

Short-term borrowings	16	—	16

Total debt	5,714	(44)	5,671

	December 31, 2022
($ in millions)	Principal	Debt issuance cost, net	Total
3.500% Senior Secured Euro Notes due July 2024	320	(1)	319
6.500% Senior Secured U.S. Dollar Notes due February 2025	700	(3)	697
4.125% Senior Secured U.S. Dollar Notes due April 2026	750	(5)	745
3.500% Senior Secured Euro Notes due June 2026	800	(4)	796
6.250% Senior Secured U.S. Dollar Notes due January 2027	750	(4)	746
2.375% Senior Secured Euro Notes due April 2028	533	(3)	530
5.250% Senior Secured U.S. Dollar Notes due January 2029	750	(5)	745
Senior Secured Notes	4,603	(26)	4,578

Euro Term Loan Facilities due January 2027	1,067	(9)	1,058
U.S. Dollar Revolving Credit Facility A due July 2024	65	(10)	55
Long-term debt, less current portion	5,735	(45)	5,690

5.350% Senior Secured U.S. Dollar Notes due October 2023	61	—	61
Current portion of long-term debt	61	—	61

Total debt	5,795	(45)	5,750

At December 31, 2023, there were no debt issuance costs, net recorded as other non-current assets in the Consolidated Balance Sheets. At December 31, 2022, $9 million of debt issuance costs, net for the Revolving Credit Facilities with no outstanding borrowings, were recorded as other non-current assets in the Consolidated Balance Sheets.

Summary of Payments due under Significant Contractual Commitments
The principal amount of long-term debt maturing over the next five years and thereafter as of December 31, 2023 is as follows ($ in millions):

Year	U.S. Dollar Denominated	Euro Denominated	Total
2024	—	—	—
2025	500	221	721
2026	750	1,050	1,800
2027	1,208	667	1,875
2028	—	553	553
2029 and thereafter	750	—	750
Total principal payments	3,208	2,491	5,699
The borrowers must repay the Euro Term Loan Facilities in installments, as detailed below:

Due Date	Amount (€ in millions)
January 25, 2024	—
January 25, 2025	200
January 25, 2026	200
January 25, 2027	400

Schedule of Senior Secured Notes
The key terms of our senior secured notes (the “Notes”), all of which were issued by the Parent and were rated BBB- by Fitch Ratings, Inc. (“Fitch”), Ba1 by Moody’s Investor Service (“Moody’s”), and BB+ by Standard & Poor’s Ratings Services (“S&P”), at December 31, 2023 are as follows:

Description	Principal (in millions)	Effective Interest Rate	Redemption
6.500% Senior Secured U.S. Dollar Notes due February 2025	$500	6.71%	+
4.125% Senior Secured U.S. Dollar Notes due April 2026	$750	4.34%	++
3.500% Senior Secured Euro Notes due June 2026	€750	3.65%	++
6.250% Senior Secured U.S. Dollar Notes due January 2027	$750	6.41%	+
2.375% Senior Secured Euro Notes due April 2028	€500	2.50%	++
5.250% Senior Secured U.S. Dollar Notes due January 2029	$750	5.39%	++

+    The Parent may redeem in whole or in part at any time prior to the date which is six months prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at 100% of the principal amount together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of the principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the applicable Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

++    The Parent may redeem in whole or in part at any time prior to the first date set forth in the redemption price schedule at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at a redemption price set forth in the redemption price schedule in the indenture governing the applicable Notes, together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of the principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the applicable Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

Schedule of Revolving Credit Facilities
The Parent and certain of its subsidiaries are parties to an Amended and Restated Senior Facilities Agreement dated July 27, 2022 (the “RCF Agreement”), which provides for the following senior secured multi-currency revolving credit facilities (the “Revolving Credit Facilities”) maturing on July 31, 2027:

Facility (1)	Maximum Amount Available (in millions)
Revolving Credit Facility A	$820
Revolving Credit Facility B	€1,000
(1) The Parent, IGT Global Solutions Corporation, IGT Lottery Holdings B.V., IGT Lottery S.p.A, and International Game Technology are all borrowers under the Revolving Credit Facilities.

Summary of Letters of Credit Outstanding and Weighted Average Annual Cost of Letters of Credit	The following table summarizes the letters of credit outstanding at December 31, 2023 and 2022 and the weighted-average annual cost of such letters of credit:

($ in millions)	Letters of Credit Outstanding (1)	Weighted-Average Annual Cost
December 31, 2023	121	1.11%
December 31, 2022	118	1.26%
(1) There were no letters of credit outstanding under the Revolving Credit Facilities.

Schedule of Interest Expense

	For the year ended December 31,
($ in millions)	2023	2022	2021
Senior Secured Notes	205	249	292
Term Loan Facilities	42	24	30
Revolving Credit Facilities	53	21	29
Other	11	8	4
Interest expense	311	302	354
Interest income	(25)	(13)	(13)
Interest expense, net	285	289	341